Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001938571
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	Adaptin Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1566415
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true